1385662

FORM D

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section RECEIVED DEC 2 8 2006 Wash, D.C. 210

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO
REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
D[partly covered by label]	

06065746

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Membership Interests

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ■ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ■ New Filing ☐ Amendment

PROCESSED

JAN 1 0 2007

THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Ridgewood Energy V Fund, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
947 Linwood Avenue, Ridgewood, NJ 07450	**201-447-9000**
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business: **To acquire interests in oil and natural gas properties**

Type of Business Organization

☐ corporation ☐ limited partnership, already formed ■ other (please specify): limited liability company

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month **12** Year **06** ■ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **DE**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

When to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner □ Executive Officer □ Director ■ Managing Member

Full Name (Last name first, if individual)

Ridgewood Energy Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner ■ Executive Officer ■ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Swanson, Robert E.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Gold, Robert L.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

McSherry, Kathleen

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Tabor, Greg

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Gulino, Daniel

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Olin, Mary Lou

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Valdes, Mirna

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	■
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$	75,000
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	■	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
See Attached

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

B. INFORMATION ABOUT OFFERING

Full name (Last name first, if individual)
Dyer, David

Business or Residence Address (Number and Street, City, State, Zip Code)
One Ward Parkway, Suite 345, Kansas City, MO 64112

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	■ [IN]	■ [IA]	■ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	■ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	■[VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Kittlaus, Clysta Sue

Business or Residence Address (Number and Street, City, State, Zip Code)
1547 W. Poppy Hills, St. George, UT 84790

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	[UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Kittlaus, Lewis K.

Business or Residence Address (Number and Street, City, State, Zip Code)
10391 Creekedge Ct., Bonita Springs, FL 34135

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	[IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	[UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2300 Windy Ridge Parkway, Atlanta, GA 30339

Name of Associated Broker or Dealer
Advantage Capital Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	■ [NE]	_ [NV]	■ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Birnbaum, Ronald

Business or Residence Address (Number and Street, City, State, Zip Code)
One Gateway Center, Suite 350, Newton, MA 02458

Name of Associated Broker or Dealer
Advisory Group Equity Services

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
26637 W. Agoura Road, Calabasas, CA 91302

Name of Associated Broker or Dealer
AFA Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	■ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2300 Windy Ridge Parkway, Atlanta, GA 30339

Name of Associated Broker or Dealer
AIG Financial Advisors Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	■ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bishop, Benjamin, C., Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
50 North Laura Street, Suite 3625, Jacksonville, FL 32202

Name of Associated Broker or Dealer
Allen C. Ewing & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Mahoney, John T.

Business or Residence Address (Number and Street, City, State, Zip Code)
50 North Laura Street, Suite 3625, Jacksonville, FL 32202

Name of Associated Broker or Dealer
Allen C. Ewing & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Rachlin, Jeff

Business or Residence Address (Number and Street, City, State, Zip Code)
The Landmark at Eastview, 777 Old Saw Mill River Road, Tarrytown, NY 10591

Name of Associated Broker or Dealer
Alternative Wealth Strategies, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Thompson, Allen

Business or Residence Address (Number and Street, City, State, Zip Code)
244 Westchester Avenue, White Plains, NY 10604

Name of Associated Broker or Dealer
Alternative Wealth Strategies, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	■ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Donehoo, Thomas C.

Business or Residence Address (Number and Street, City, State, Zip Code)
116 Federal Street, Boggs Building, Suite 200, Pittsburgh, PA 15212

Name of Associated Broker or Dealer
American General Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kotwal, Deepak

Business or Residence Address (Number and Street, City, State, Zip Code)
116 Federal Street, Boggs Building, Suite 200, Pittsburgh, PA 15212

Name of Associated Broker or Dealer
American General Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Jones, Philip

Business or Residence Address (Number and Street, City, State, Zip Code)
7918 Jones Branch Drive, Suite 750, Mclean, VA 22102

Name of Associated Broker or Dealer
Cambridge Investment Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	[DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Perkins, Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
400 South Dixie Highway, #220, Boca Raton, FL 33432

Name of Associated Broker or Dealer
American Securities Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
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Full Name (Last name first, if individual)
Baggerly, Tracy

Business or Residence Address (Number and Street, City, State, Zip Code)
Doug Carter, 1036 E. Iron Eagle Drive, Eagle, ID 83616

Name of Associated Broker or Dealer
American Independent Securities Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
McCarter, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
3308 Sweetwater Boulevard, Murrells Inlet, SC 29576

Name of Associated Broker or Dealer
Basic Investors

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
701 Tampa Street, Marion, PA 52302

Name of Associated Broker or Dealer
Berthel Fisher & Co. Financial Services

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	■ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■_[MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	■_[SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Shea, Patrick, Terry

Business or Residence Address (Number and Street, City, State, Zip Code)
1050 Northgate Drive, San Rafael, CA 94903

Name of Associated Broker or Dealer
Brookstreet Securities Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Davis, Larry

Business or Residence Address (Number and Street, City, State, Zip Code)
11300 Rodney Parham Road, Suite 210, Little Rock, AR 72212

Name of Associated Broker or Dealer
Calton & Associates, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	■ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harter, Kenny

Business or Residence Address (Number and Street, City, State, Zip Code)
11300 Rodney Parham Road, Suite 210, Little Rock, AR 72212

Name of Associated Broker or Dealer
Calton & Associates, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Romanoff, Harry Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
7918 Jones Branch Drive, #750, McLean, VA 22102

Name of Associated Broker or Dealer
Cambridge Investment Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Privette, Hugh

Business or Residence Address (Number and Street, City, State, Zip Code)
1263 N. Meade Avenue, Colorado Springs, CO 80909-3601

Name of Associated Broker or Dealer
Cap West Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Waldo, Davis

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 429, Hartsel, CO 80449

Name of Associated Broker or Dealer
Cap West Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, David

Business or Residence Address (Number and Street, City, State, Zip Code)
Chester Harris & Company, 222 Mamaroneck Avenue, NY 10605

Name of Associated Broker or Dealer
Chester Harris & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, Chester

Business or Residence Address (Number and Street, City, State, Zip Code)
Chester Harris & Company, 222 Mamaroneck Avenue, White Plains, NY 10605

Name of Associated Broker or Dealer
Chester Harris & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One University Office Park, Waltham, MA 02453

Name of Associated Broker or Dealer
Commonwealth Financial Network

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ■ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Boeck, George

Business or Residence Address (Number and Street, City, State, Zip Code)
11400 S.E. 8th Street, Suite 210, Bellevue, WA 98004

Name of Associated Broker or Dealer
Concord Equity Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
725 Town & Country Road, Orange, CA 92868

Name of Associated Broker or Dealer
Crown Capital

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ . All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■[CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	■[ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	■[LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■[MN]	_ [MS]	_ [MO]
_ [MT]	■[NE]	■[NV]	_ [NH]	_ [NJ]	_ [NM]	■[NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■[OR]	_ [PA]
_ [RI]	■[SC]	_ [SD]	■[TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	■[WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hansen, Harrel

Business or Residence Address (Number and Street, City, State, Zip Code)
300 Croft Road, Harleton, TX 76551

Name of Associated Broker or Dealer
Cullum & Burks Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	■[LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Wold, Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
215 W. Bandera Road, Suite 114-110, Boerne, TX 78006

Name of Associated Broker or Dealer
Cullum & Burks Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■[TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, Chester

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck avenue, White Plains, NY 10605

Name of Associated Broker or Dealer
David Harris & Company

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■[NV]	_ [NH]	■[NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■[TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Armstrong, James W.

Business or Residence Address (Number and Street, City, State, Zip Code)
6403 Knollview Drive, Spring, TX 77389

Name of Associated Broker or Dealer
DH Hill Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Geraci, Charles

Business or Residence Address (Number and Street, City, State, Zip Code)
12721 Sawmill Road, Suite 100, Rhe Woodlands, TX 77380

Name of Associated Broker or Dealer
DH Hill Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
150 East 52nd Street, 3rd Floor, New York, NY 10022

Name of Associated Broker or Dealer
Dominick & Dominick, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3721 Douglas Boulevard, Roseville, CA 95661

Name of Associated Broker or Dealer
E Planning Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Brown, Alexander P.

Business or Residence Address (Number and Street, City, State, Zip Code)
1700 Pennsylvania Avenue, 7th Floor, Washington, DC 20006

Name of Associated Broker or Dealer
Ferris Baker Watts

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
328 Newman Springs Road, Red Bank, NJ 07701

Name of Associated Broker or Dealer
First Montauk Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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_ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2300 Windy Ridge Parkway, Atlantic, GA 30339

Name of Associated Broker or Dealer
FSC Securities Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	■ [HI]	_ [ID]
_ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	■ [MI]	■ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4700 South Syracuse Parkway, Denver, CO 80237

Name of Associated Broker or Dealer
Geneos Wealth Management

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	■ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Duckworth, Kara L.

Business or Residence Address (Number and Street, City, State, Zip Code)
D&M Capital Management, 3189 Pullman Street, Costa Mesa, CA 92626

Name of Associated Broker or Dealer
Girard Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hill, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
Pacific Wealth Management, 12520 High Bluff Drive, Suite 340, San Diego, CA 92130

Name of Associated Broker or Dealer
Girard Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kuntz, James

Business or Residence Address (Number and Street, City, State, Zip Code)
Pacific Wealth Management, 12520 High Bluff Drive, Suite 340, San Diego, CA 92130

Name of Associated Broker or Dealer
Girard Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Manchester, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
Wave Wealth Management LLC, 470 Ocean Avenue, Suite D, Laguna Beach, CA 92651

Name of Associated Broker or Dealer
Girard Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] ■ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
Hrycyk, Stephanie

Business or Residence Address (Number and Street, City, State, Zip Code)
3000 S.W. 27th Avenue, Amarillo, TX 79109

Name of Associated Broker or Dealer
Gramercy Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] ■ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] ■ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
Scribner, Rod

Business or Residence Address (Number and Street, City, State, Zip Code)
3949 Old Post Road, P.O. Box 1059, Charlestown, RI 02813

Name of Associated Broker or Dealer
Gramercy Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] ■ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5200 W. Waters Avenue, Tampa, FL 33634

Name of Associated Broker or Dealer
Gunn Allen Financial

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL] _ [AK] ■ [AZ] _ [AR] ■ [CA] ■ [CO] ■ [CT] _ [DE] _ [DC] ■ [FL] _ [GA] _ [HI] ■ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] ■ [LA] ■ [ME] _ [MD] ■ [MA] ■ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] ■ [NE] ■ [NV] _ [NH] ■ [NJ] _ [NM] ■ [NY] _ [NC] _ [ND] ■ [OH] _ [OK] _ [OR] ■ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] ■ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] ■ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
Harrison, Jason

Business or Residence Address (Number and Street, City, State, Zip Code)
1770 Saint James Place, Suite 115, Houston, TX 77056

Name of Associated Broker or Dealer
IMS Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kopacka, Kim

Business or Residence Address (Number and Street, City, State, Zip Code)
21 Kercheval, Suite 320B, Gross Pointe Farms, MI 48236

Name of Associated Broker or Dealer
IMS Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Broadway, Lynnfield, MA 01940

Name of Associated Broker or Dealer
Investors Capital

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	■ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
570 Carillon Parkway, St. Petersburg, FL 33716

Name of Associated Broker or Dealer
InterSecurities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Langhofer, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
Langhofer Financial Group, 300 W. Douglas Avenue, Suite 1000, 8th Floor, Wichita, KS 67202

Name of Associated Broker or Dealer
Main Street Securities, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	■ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Trowbridge, Robert H., III

Business or Residence Address (Number and Street, City, State, Zip Code)
Dominion Wealth Management, Inc., 1801 Robert Fulton Drive, Suite 560, Reston, VA 20191

Name of Associated Broker or Dealer
Main Street Securities, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Flater, Gary

Business or Residence Address (Number and Street, City, State, Zip Code)
1551 N. Tustin Avenue, Suite 710, Santa Ana, CA 92705

Name of Associated Broker or Dealer
MCL Financial Group, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Gertge, Terrell

Business or Residence Address (Number and Street, City, State, Zip Code)
43442 W. Country Road, #43, Ault, CO 80610

Name of Associated Broker or Dealer
MCL Financial Group Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bellucci, Kathleen

Business or Residence Address (Number and Street, City, State, Zip Code)
180 Mirador Street, Henderson, NV 89074

Name of Associated Broker or Dealer
Merrimac Corporate Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Pizzuti, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
951 Market Promenade Avenue, Suite 2100, Lake Mary, FL 32746

Name of Associated Broker or Dealer
Merrimac Corporate Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
485 E. US Highway 1 South, Iselin, NJ 08830

Name of Associated Broker or Dealer
MetLife Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Pace, Anthony

Business or Residence Address (Number and Street, City, State, Zip Code)
Lindberg & Ripple, Inc., Two Waterside Crossing, Suite 100, Windsor, CT 06095-1567

Name of Associated Broker or Dealer
M Holdings Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

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Full Name (Last name first, if individual)
Down, David J.

Business or Residence Address (Number and Street, City, State, Zip Code)
336 4th Avenue, Suite 500, Pittsburgh, PA 15222

Name of Associated Broker or Dealer
Mid-Atlantic Capital Corp

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)
Wells, David W.

Business or Residence Address (Number and Street, City, State, Zip Code)
ECA Investment Group, 601 Carlisle Street, Hanover, PA 17331

Name of Associated Broker or Dealer
Mid-Atlantic Capital Corp

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
485 E. US Highway 1 South, Iselin, NJ 08830

Name of Associated Broker or Dealer
New England Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)
Barber, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
672 Ridge Hill Drive, New Braunfels, TX 78130

Name of Associated Broker or Dealer
Next Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)
Skolte, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
551 Coon Rapids Boulevard, Coon Rapids, MN 55433

Name of Associated Broker or Dealer
Next Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
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Full Name (Last name first, if individual)
Westin, Dan

Business or Residence Address (Number and Street, City, State, Zip Code)
3475 Willow Lake Boulevard, Suite 700, Vadnais Heights, MN 55110

Name of Associated Broker or Dealer
Next Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)
Archer, Barbara C.

Business or Residence Address (Number and Street, City, State, Zip Code)
8860 Ladue road, St. Louis, MO 63124

Name of Associated Broker or Dealer
NFP Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)
Walk, Mitchell B.

Business or Residence Address (Number and Street, City, State, Zip Code)
Asset Management Partners, 1900 Summit Tower Boulevard, Suite 240, Orlando, FL 32810

Name of Associated Broker or Dealer
NFP Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
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Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 259, Okoboji, IA 51355

Name of Associated Broker or Dealer
Okoboji Financial Services

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	■ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	■ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
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Full Name (Last name first, if individual)
Wagner, Richard L.

Business or Residence Address (Number and Street, City, State, Zip Code)
10542 South Jordan Gateway, Suite 310, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	■ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harkavy, Larry

Business or Residence Address (Number and Street, City, State, Zip Code)
Fahnestock & Company, Inc., 700 Veterans Memorial Highway, Suite 120, Hauppauge, NY 11788

Name of Associated Broker or Dealer
Oppenheimer & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1 Renton Place, Renton, WA 98055

Name of Associated Broker or Dealer
Pacific West Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	_ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Wedepohl, Warren

Business or Residence Address (Number and Street, City, State, Zip Code)
17925 Lau Road, Reedsville, WI 54230

Name of Associated Broker or Dealer
Pavek Investments Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kanen, David

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Gilbert Avenue, Suite 102A, Smithtown, NY 11787

Name of Associated Broker or Dealer
Pointe Capital, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
McCall, John

Business or Residence Address (Number and Street, City, State, Zip Code)
24816 Aden Avenue, Newhall, CA 91312-1207

Name of Associated Broker or Dealer
Pointe Capital, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4650 SW McAdam Avenue, Portland, OR 97239

Name of Associated Broker or Dealer
Private Consulting Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Herrig, James

Business or Residence Address (Number and Street, City, State, Zip Code)
2355 J.F.K. Road, Dubuque, IA 52002

Name of Associated Broker or Dealer
ProEquities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	■ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Fairfield Court, Ann Arbor, MI 48108

Name of Associated Broker or Dealer
Questar Capital Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	■ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	■ [IN]	_ [IA]	_ [KS]	■ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	_ [NJ]	_ [NM]	_ [NY]	■ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Swanson, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
947 Linwood Avenue, Ridgewood, NJ 07450

Name of Associated Broker or Dealer
Ridgewood Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2300 Windy Ridge Parkway, Atlanta, GA 30339

Name of Associated Broker or Dealer
Royal Alliance & Associates, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	■ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	■ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	_ [NJ]	_ [NM]	■ [NY]	■ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sigma Financial Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	■ [MN]	_ [MS]	_ [MO]
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Full Name (Last name first, if individual)
Burns, Aaron

Business or Residence Address (Number and Street, City, State, Zip Code)
29772 SW Old Well Road, West Linn, OR 97068

Name of Associated Broker or Dealer
Signature Financial

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)
Kovaleff, Theodore

Business or Residence Address (Number and Street, City, State, Zip Code)
Sky Capital, 110 Wall Street, 8th Floor, New York, NY 10005

Name of Associated Broker or Dealer
Sky Capital LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kelly, Richard B.

Business or Residence Address (Number and Street, City, State, Zip Code)
7377 East Doubletree Ranch Road, Suite 290, Scottsdale, AZ 85258

Name of Associated Broker or Dealer
Source Capital Group, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Graves, Gene

Business or Residence Address (Number and Street, City, State, Zip Code)
745 Domingo Drive, #8, Newport Beach, CA 92660

Name of Associated Broker or Dealer
Standard Investment Chartered Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bernier, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Suite 120, Wakefield, MA 01880

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Doane, John

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Suite 120, Wakefield, MA 01880

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Mara, Jack

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Suite 120, Wakefield, MA 01880

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
■ [RI]	■ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Reinking, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
1715 S. Capital of Texas Highway, Suite 100, Austin, TX 78746

Name of Associated Broker or Dealer
Sunset Financial Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Nixon, Thomas

Business or Residence Address (Number and Street, City, State, Zip Code)
4775 Wallingford Street, Pittsburgh, PA 15213-1711

Name of Associated Broker or Dealer
Thomas M. Nixon & Associates

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Thornhill, Gabe

Business or Residence Address (Number and Street, City, State, Zip Code)
336 South Congress, Suite 200, Austin, TX 78704

Name of Associated Broker or Dealer
Thornhill Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hoogenakker, Jerry

Business or Residence Address (Number and Street, City, State, Zip Code)
3440 Toringdon Way, Suite 208, Charlotte, NC 28277

Name of Associated Broker or Dealer
Tower Square Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Shafe, Charles

Business or Residence Address (Number and Street, City, State, Zip Code)
The Shafe Group Inc., 531 Versailles Drive, Suite 201, Maitland, FL 32751

Name of Associated Broker or Dealer
TransAm Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3500 Parkway Lane, Norcross, GA 30092

Name of Associated Broker or Dealer
Triad Advisors Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
■ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	■ [WY]	_ [PR]

Full Name (Last name first, if individual)
Gagnon, Dennis

Business or Residence Address (Number and Street, City, State, Zip Code)
Non-Traditional Wealth Management, LLC, 301 E. Pine Street, Suite 150, Orlando, FL 32801

Name of Associated Broker or Dealer
USA Financial Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hung, Louise

Business or Residence Address (Number and Street, City, State, Zip Code)
1921 Malcolm avenue, #301, Los Angeles, CA 90025

Name of Associated Broker or Dealer
United Equity Securities LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Siebert, Doug

Business or Residence Address (Number and Street, City, State, Zip Code)
1714 Deer Tracks Trail, Suite 215, St. Louis, MO 63131

Name of Associated Broker or Dealer
United Securities Alliance, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	■ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Sheikh, Mohammed Azeem

Business or Residence Address (Number and Street, City, State, Zip Code)
880 3rd Avenue, 12th Floor, New York, NY 10022

Name of Associated Broker or Dealer
V Finance

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8620 W. 110th Street, Overland Park, KS 66210

Name of Associated Broker or Dealer
VSR Financial Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	■ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	■ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
485 E. Route 1 South, Iselin, NJ 08830

Name of Associated Broker or Dealer
Walnut Street Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Melanson, Ronald

Business or Residence Address (Number and Street, City, State, Zip Code)
1237 Rainbow Drive, Big Fork, MT 59911

Name of Associated Broker or Dealer
Waveland Capital Partners LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bernier, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
675 North 1st Street, Suite 150, San Jose, CA 95112

Name of Associated Broker or Dealer
Western International Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	■ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, William

Business or Residence Address (Number and Street, City, State, Zip Code)
1633 W. Owen K. Garriott, Suite B, Enid, OH 73703

Name of Associated Broker or Dealer
Williams Financial Group

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	■ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Wlosek, Ken

Business or Residence Address (Number and Street, City, State, Zip Code)
479 State Highway 17 – Suite 1, Mahwah, NJ 07430

Name of Associated Broker or Dealer
Seward Groves Richard & Wells

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify): limited liability company membership interests	$ 150,000,000*	$ 0
Total	$ 150,000,000*	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

*** may be increased to $200,250,000**

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	■	$ 10,000
Legal Fees	■	$ 20,000
Accounting Fees	■	$ 4,000
Engineering Fees	■	$ 20,000
Sales Commissions (specify finders' fees separately)	■	$ 13,500,000
Other Expenses (identify) **filing fees, miscellaneous operating and marketing costs**	■	$ 5,250,000
Total	■	$ 18,804,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $131,196,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	■	$ 6,750,000	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☐	$
Other (specify): **to acquire interests in oil and gas properties, drilling and development costs**	■	$	■	$20,696,000
reserve for administrative overhead	■	$3,750,000	☐	$
Column Totals	■	$10,500,000	■	$20,696,000
Total Payments Listed (column totals added)		■ $131,196,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Ridgewood Energy V Fund, LLC	Mirna Valdes	**December 21, 2006**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Mirna Valdes	**Vice President of the Manager**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)